RISKS AND UNCERTAINTIES	12 Months Ended
Dec. 31, 2025
BP Employee Savings Plan (Plan No. 001)
EBP, Risk and Uncertainty [Line Items]
RISKS AND UNCERTAINTIES	RISKS AND UNCERTAINTIES
Investment securities held in the Master Trust are exposed to various risks such as interest rate, market risks and credit risks. Market risks include global events which could impact the value of investment securities, such as pandemic or international conflict. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits.
Included in investments at December 31, 2025 and 2024, are shares of BP ADS of $638 million and $604 million, respectively. This investment represents 6.64 percent and 6.94 percent of total investments at December 31, 2025 and 2024, respectively. A significant decline in the market value of the BP ADS would significantly affect the net assets available for benefits.
BP Partnership Savings Plan (Plan No. 051)
EBP, Risk and Uncertainty [Line Items]
RISKS AND UNCERTAINTIES	RISKS AND UNCERTAINTIES
Investment securities held in the Master Trust are exposed to various risks such as interest rate, market risks and credit risks. Market risks include global events which could impact the value of investment securities, such as pandemic or international conflict. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits.
Included in investments at December 31, 2025 and 2024, are shares of BP ADS of $638 million and $604 million, respectively. This investment represents 6.64 percent and 6.94 percent of total investments at December 31, 2025 and 2024, respectively. A significant decline in the market value of the BP ADS would significantly affect the net assets available for benefits.
BP DirectSave Plan (Plan No. 052)
EBP, Risk and Uncertainty [Line Items]
RISKS AND UNCERTAINTIES	RISKS AND UNCERTAINTIES
Investment securities held in the Master Trust are exposed to various risks such as interest rate, market risks and credit risks. Market risks include global events which could impact the value of investment securities, such as pandemic or international conflict. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits.
Included in investments at December 31, 2025 and 2024, are shares of BP ADS of $638 million and $604 million, respectively. This investment represents 6.64 percent and 6.94 percent of total investments at December 31, 2025 and 2024, respectively. A significant decline in the market value of the BP ADS would significantly affect the net assets available for benefits.
BPX Energy Employee Savings Plan (Plan No. 100)
EBP, Risk and Uncertainty [Line Items]
RISKS AND UNCERTAINTIES	RISKS AND UNCERTAINTIES
Investment securities held in the Master Trust are exposed to various risks such as interest rate, market risks and credit risks. Market risks include global events which could impact the value of investment securities, such as pandemic or international conflict. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits.
Included in investments at December 31, 2025 and 2024, are shares of BP ADS of $638 million and $604 million, respectively. This investment represents 6.64 percent and 6.94 percent of total investments at December 31, 2025 and 2024, respectively. A significant decline in the market value of the BP ADS would significantly affect the net assets available for benefits.
Archaea Employee Savings Plan (Plan No. 101)
EBP, Risk and Uncertainty [Line Items]
RISKS AND UNCERTAINTIES	RISKS AND UNCERTAINTIES
Investment securities held in the Master Trust are exposed to various risks such as interest rate, market risks and credit risks. Market risks include global events which could impact the value of investment securities, such as pandemic or international conflict. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits.
Included in investments at December 31, 2025 and 2024, are shares of BP ADS of $638 million and $604 million, respectively. This investment represents 6.64 percent and 6.94 percent of total investments at December 31, 2025 and 2024, respectively. A significant decline in the market value of the BP ADS would significantly affect the net assets available for benefits.